                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



          Read instructions at the end of form before preparing form.

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1.      Name and address of issuer:

          Diversified Investors Variable Funds

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or
        classes):     [X]

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3.      Investment Company Act File Number:     811-8264

        Securities Act File Number:     33-73734

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4.(a)   Last day of fiscal year for which this Form is filed:

                        December 31, 2003

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4.(b)   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due

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4.(c)   [ ] Check box if this is the last time the Issuer will be filing this
            Form.
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5.         Calculation of registration fee:

(i)             Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                                                   $     413,590,277
                                                                                     ----------------

(ii)            Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                              $    397,409,759
                                                              ----------------

(iii)           Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 11, 1995
                that were not previously used to
                reduce registration fees payable
                to the Commission:                            $              0
                                                              ----------------

(iv)            Total available redemption credits
                [add Items 5(ii) and 5(iii)                                         $     397,409,759
                                                                                     ----------------

(v)             Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i):                                                     $      16,180,518
                                                                                    -----------------

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(vi)            Redemption credits available for              $              0
                use in future years-if Item 5(i) is           ----------------
                less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:
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(vii)           Multiplier for determining
                registration fee (See Instruction
                C.9):                                                               x        .0001267
                                                                                     ----------------

(viii)          Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                                             =$           2,050
                                                                                     ----------------


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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rate 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______________.
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7. Interest due -- if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                         +$               0
                                                           ----------------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                         =$           2,050
                                                           ================
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 12, 2004


             Method of Delivery:
                [X]     Wire Transfer
                [ ]     Mail or other means
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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)(1)              /s/ ROBERT F. COLBY
                                        ----------------------------
                                         Robert F. Colby, Secretary



Date     March 12, 2004
    ----------------------------


---------------------
(1) Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Variable Funds
For the period ended December 31,2003

                                         98010        98029          98046        98070        98089        98720         98150
                                                      HIGH       INTERMEDIATE
                                        MONEY        QUALITY      GOVERNMENT    CORE BOND                   VALUE &      GROWTH &
                                        MARKET        BOND           BOND          FUND       BALANCED       INCOME       INCOME
                                      -----------   ----------   ------------   ----------   ----------    ----------   ----------

Proceeds from  issuance of shares     122,818,654   10,884,822    10,885,604    22,654,781   15,139,738    45,886,203   28,609,325
Proceeds from dividends reinvested              0            0             0             0            0             0            0
                                    -----------------------------------------------------------------------------------------------
Aggregate securities sold ........    122,818,654   10,884,822    10,885,604    22,654,781   15,139,738    45,886,203   28,609,325
                                    -----------------------------------------------------------------------------------------------

Value of shares redeemed .........    126,449,672    7,303,896    19,847,970    15,804,069   17,901,864    51,348,349   21,605,387
                                    -----------------------------------------------------------------------------------------------
Net Change                             (3,631,017)   3,580,926    (8,962,365)    6,850,711   (2,762,126)   (5,462,145)   7,003,938
                                    -----------------------------------------------------------------------------------------------
12/31/02 Cash Flow                        (60,483)        (600)       (7,081)       40,455      159,466        67,385      (74,275)
                                    -----------------------------------------------------------------------------------------------
Net Change                             (3,691,500)   3,580,326    (8,969,446)    6,891,166   (2,602,660)   (5,394,760)   6,929,663
                                    ===============================================================================================

Calculation of Fee:
Total change                        $  16,180,518
                                    -------------
Per SEC .0001267                    $    2,050.07
                                    =============

Per Fund                                  (467.71)      453.63     (1,136.43)       873.11      (329.76)      (683.52)      877.99



                                         98127       98173       98628         98587           98267       98882
                                        EQUITY      SPECIAL    AGGRESSIVE    HIGH YIELD   INTERNATIONAL
                                        GROWTH      EQUITY        EQUITY         BOND         EQUITY       CALVERT      TOTAL
                                      ----------   ----------   ----------   ----------   -------------   ---------  -----------

Proceeds from  issuance of shares     46,254,531   25,422,784   13,517,272      635,808    63,502,691     7,279,317  413,491,530
Proceeds from dividends reinvested             0            0            0            0             0             0            0
                                      -------------------------------------------------------------------------------------------
Aggregate securities sold ........    46,254,531   25,422,784   13,517,272      635,808    63,502,691     7,279,317  413,491,530
                                      -------------------------------------------------------------------------------------------

Value of shares redeemed .........    31,342,191   18,717,133   11,377,995    2,862,804    65,582,828     7,265,602  397,409,759
                                      -------------------------------------------------------------------------------------------
Net Change                            14,912,340    6,705,651    2,139,277   (2,226,996)   (2,080,137)       13,715   16,081,771
                                      -------------------------------------------------------------------------------------------
12/31/02 Cash Flow                       (47,295)      14,236      (48,201)          --       (18,415)       73,555       98,747
                                      -------------------------------------------------------------------------------------------
Net Change                            14,865,045    6,719,887    2,091,076   (2,226,996)   (2,098,552)       87,270   16,180,518
                                      ===========================================================================================
                                                                                                                      16,180,518

Calculation of Fee:
Total change

Per SEC .0001267

Per Fund                                1,883.40       851.41       264.94      (282.16)      (265.89)        11.06     2,050.07